October 1, 2010

Supplement

SUPPLEMENT DATED OCTOBER 1, 2010 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Morgan Stanley Capital Opportunities Trust, dated March 31, 2010
Morgan Stanley European Equity Fund Inc., dated February 26, 2010
Morgan Stanley Flexible Income Trust, dated February 26, 2010
Morgan Stanley Focus Growth Fund, dated April 30, 2010
Morgan Stanley Global Infrastructure Fund, dated April 30, 2010
Morgan Stanley Global Strategist Fund, dated November 30, 2009
Morgan Stanley International Fund, dated February 26, 2010
Morgan Stanley International Value Equity Fund, dated December 31, 2009
Morgan Stanley Mid Cap Growth Fund, dated January 29, 2010
Morgan Stanley Mortgage Securities Trust, dated February 26, 2010
Morgan Stanley Real Estate Fund, dated March 31, 2010
Morgan Stanley Special Growth Fund, dated June 30, 2010
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2010
(collectively, the "Funds")

Effective September 30, 2010, Sara Furber replaced Randy Takian as President and Principal Executive Officer of the Funds. The following information hereby replaces in its entirety the biographical information for Mr. Takian contained in each Fund's Statement of Additional Information:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Sara Furber (35) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer – Equity and Fixed Income Funds	Since September 2010	President and Principal Executive Officer (since September 2010) of the Equity and Fixed Income Funds in the Fund Complex; Managing Director and Director of the Investment Adviser and various entities affiliated with the Investment Adviser (since July 2010). Formerly, Chief Operating Officer for Global Corporate and Investment Banking at Bank of America Merrill Lynch (January 2009 to April 2010); Head of Merrill Lynch & Co. Investor Relations (July 2007 to December 2008); with senior roles in Strategy and Business Development as well as within Merrill Lynch's Global Credit & Commitments organization prior to July 2007.

*  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.